First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
February 29, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 82.5%
	Chemicals – 1.5%
259,800	Westlake Chemical Partners, L.P. (a)	$5,370,066
	Gas Utilities – 0.5%
82,600	Suburban Propane Partners, L.P. (a)	1,616,482
	Independent Power & Renewable Electricity Producers – 6.1%
384,911	NextEra Energy Partners, L.P. (a) (b)	22,197,817
	Oil, Gas & Consumable Fuels – 74.4%
883,416	Alliance Resource Partners, L.P. (a)	5,954,224
448,074	BP Midstream Partners, L.P. (a)	5,968,346
39,000	Cheniere Energy Partners, L.P.	1,322,100
2,032,767	Energy Transfer, L.P. (a)	22,523,058
2,790,806	Enterprise Products Partners, L.P. (a) (c)	65,137,412
941,147	Holly Energy Partners, L.P. (a)	19,519,389
895,454	Magellan Midstream Partners, L.P. (a) (c)	48,847,016
303,800	MPLX, L.P. (a)	6,164,102
243,800	Phillips 66 Partners, L.P. (a)	13,255,406
1,628,601	Plains All American Pipeline, L.P. (a) (c)	22,262,976
868,200	Shell Midstream Partners, L.P. (a)	14,854,902
1,141,350	TC PipeLines, L.P. (a)	43,314,232
		269,123,163
	Total Master Limited Partnerships	298,307,528
	(Cost $214,286,081)
COMMON STOCKS – 59.3%
	Electric Utilities – 8.1%
26,700	American Electric Power Co., Inc. (c)	2,383,242
33,000	Duke Energy Corp. (c)	3,026,100
10,600	Emera, Inc. (CAD) (a)	446,665
58,600	Eversource Energy (c)	5,066,556
247,500	Exelon Corp. (c)	10,669,725
255,991	PPL Corp.	7,682,290
300	Southern (The) Co.	18,108
		29,292,686
	Gas Utilities – 0.2%
3,600	Atmos Energy Corp. (a)	371,700
3,699	Chesapeake Utilities Corp. (a)	316,264
		687,964
	Multi-Utilities – 7.7%
71,700	CMS Energy Corp. (c)	4,332,114
350,499	Public Service Enterprise Group, Inc. (c)	17,984,104
41,300	Sempra Energy (c)	5,772,914
		28,089,132
	Oil, Gas & Consumable Fuels – 43.3%
817,796	Enbridge, Inc. (a) (c)	30,610,104
233,640	Equitrans Midstream Corp. (a)	1,649,498
377,200	Inter Pipeline, Ltd. (CAD) (a)	5,581,071
145,060	Keyera Corp. (CAD) (a)	3,482,089
2,114,455	Kinder Morgan, Inc. (a) (c)	40,534,102
357,984	ONEOK, Inc. (c)	23,884,693
593,632	TC Energy Corp.	31,076,635

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,031,941	Williams (The) Cos., Inc. (c)	$19,658,476
		156,476,668
	Total Common Stocks	214,546,450
	(Cost $207,196,395)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
24,236	CorEnergy Infrastructure Trust, Inc. (a)	845,836
	(Cost $684,852)
	Total Investments – 142.1%	513,699,814
	(Cost $422,167,328) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(267)	American Electric Power Co., Inc.	$(2,383,242)	$105.00	Mar 2020	(801)
(717)	CMS Energy Corp.	(4,332,114)	70.00	Apr 2020	(30,473)
(330)	Duke Energy Corp.	(3,026,100)	100.00	Apr 2020	(22,440)
(1,800)	Enbridge, Inc.	(6,737,400)	42.50	Jul 2020	(43,200)
(3,300)	Enterprise Products Partners, L.P.	(7,702,200)	27.00	Mar 2020	(33,000)
(2,000)	Enterprise Products Partners, L.P.	(4,668,000)	28.00	Mar 2020	(10,000)
(1,660)	Enterprise Products Partners, L.P.	(3,874,440)	30.00	Mar 2020	(6,640)
(586)	Eversource Energy	(5,066,556)	95.00	Mar 2020	(5,860)
(2,475)	Exelon Corp.	(10,669,725)	49.00	May 2020	(105,188)
(9,400)	Kinder Morgan, Inc.	(18,019,800)	21.00	Apr 2020	(338,400)
(3,300)	Kinder Morgan, Inc.	(6,326,100)	23.00	Jun 2020	(42,900)
(3,000)	Magellan Midstream Partners, L.P.	(16,365,000)	65.00	Apr 2020	(90,000)
(3,500)	ONEOK, Inc.	(23,352,000)	75.00	Apr 2020	(192,500)
(5,700)	Plains All American Pipeline, L.P.	(7,791,900)	15.00	May 2020	(228,000)
(2,954)	Public Service Enterprise Group, Inc. (e)	(15,156,974)	65.00	Mar 2020	(2,954)
(105)	Sempra Energy (e)	(1,467,690)	165.00	Mar 2020	(525)
(308)	Sempra Energy	(4,305,224)	155.00	Apr 2020	(26,180)
(5,230)	Williams (The) Cos., Inc.	(9,963,150)	23.00	Mar 2020	(10,460)
(5,089)	Williams (The) Cos., Inc.	(9,694,545)	21.00	May 2020	(287,528)
	Total Call Options Written				(1,477,049)
	(Premiums received $2,267,712)

Outstanding Loan – (38.4)%	(139,000,000)
Net Other Assets and Liabilities – (3.3)%	(11,590,544)
Net Assets – 100.0%	$361,632,221

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Aggregate cost for federal income tax purposes was $375,787,728. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $171,076,072 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,641,035. The net unrealized appreciation was $136,435,037. The amounts presented are inclusive of derivative contracts.
(e)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, investments noted as such are valued at $(3,479) or (0.0)% of net assets.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:
ASSETS TABLE
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 298,307,528	$ 298,307,528	$ —	$ —
Common Stocks*	214,546,450	214,546,450	—	—
Real Estate Investment Trusts*	845,836	845,836	—	—
Total Investments	$ 513,699,814	$ 513,699,814	$—	$—
LIABILITIES TABLE
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,477,049)	$ (1,050,381)	$ (426,668)	$ —

*	See Portfolio of Investments for industry breakout.